	RMB SMID Cap Fund
	Portfolio Holdings As of September 30, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 95.2%
	(percentage of net assets)
	AEROSPACE & DEFENSE 2.3%
	Curtiss-Wright Corp.	13,567	$1,887,984
	HEICO Corp.	15,071	2,169,922
			4,057,906
	AUTO COMPONENTS 2.6%
*	Fox Factory Holding Corp.	18,736	1,481,643
*	Visteon Corp.	28,274	2,998,740
			4,480,383
	BANKS 10.0%
	First Republic Bank	24,492	3,197,430
	Pinnacle Financial Partners, Inc.	68,591	5,562,730
	ServisFirst Bancshares, Inc.	62,081	4,966,480
	Webster Financial Corp.	84,373	3,813,660
			17,540,300
	BIOTECHNOLOGY 1.6%
*	Caribou Biosciences, Inc.	40,774	430,166
*	CRISPR Therapeutics AG	17,879	1,168,392
*	Exact Sciences Corp.	9,683	314,601
*	Intellia Therapeutics, Inc.	14,650	819,814
			2,732,973
	BUILDING PRODUCTS 3.3%
	Carlisle Cos., Inc.	15,608	4,376,639
*	Trex Co., Inc.	30,952	1,360,031
			5,736,670
	CAPITAL MARKETS 0.9%
	Stifel Financial Corp.	31,792	1,650,323

	CHEMICALS 1.3%
	RPM International, Inc.	26,934	2,243,872

	COMMERCIAL SERVICES & SUPPLIES 2.6%
*	Copart, Inc.	43,503	4,628,719

	CONSTRUCTION MATERIALS 2.6%
	Eagle Materials, Inc.	34,080	3,652,694
	Martin Marietta Materials, Inc.	2,807	904,107
			4,556,801
	CONTAINERS & PACKAGING 2.7%
	Avery Dennison Corp.	29,012	4,720,252

	DISTRIBUTORS 1.3%
	Pool Corp.	7,102	2,259,927

	DIVERSIFIED CONSUMER SERVICES 0.4%
*	Bright Horizons Family Solutions, Inc.	12,851	740,860

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.9%
*	Teledyne Technologies, Inc.	14,529	4,903,101
*	Trimble, Inc.	36,888	2,001,912
			6,905,013
	EQUITY REAL ESTATE INVESTMENT 8.8%
	Alexandria Real Estate Equities, Inc.	21,110	2,959,411
	EastGroup Properties, Inc.	31,172	4,499,367
	PotlatchDeltic Corp.	80,942	3,321,860
	STORE Capital Corp.	148,556	4,654,259
			15,434,897
	HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
*	BioLife Solutions, Inc.	69,869	1,589,520
*	IDEXX Laboratories, Inc.	3,217	1,048,098
*	Insulet Corp.	3,414	783,172
			3,420,790
	HOTELS, RESTAURANTS & LEISURE 2.2%
	Vail Resorts, Inc.	17,990	3,879,364

	HOUSEHOLD DURABLES 1.5%
*	NVR, Inc.	459	1,830,070
*	Sonos, Inc.	61,282	851,820
			2,681,890
	INFORMATION TECHNOLOGY SERVICES 1.7%
	Jack Henry & Associates, Inc.	15,864	2,891,531

	INSURANCE 4.8%
	American Financial Group, Inc.	35,055	4,309,311
*	Markel Corp.	3,691	4,001,856
			8,311,167
	LIFE SCIENCES TOOLS & SERVICES 7.3%
	Bio-Techne Corp.	13,173	3,741,132
*	Repligen Corp.	27,537	5,152,448
	West Pharmaceutical Services, Inc.	15,718	3,867,885
			12,761,465
	MACHINERY 3.4%
	Graco, Inc.	32,018	1,919,479
	IDEX Corp.	10,620	2,122,407
	ITT, Inc.	28,012	1,830,304
			5,872,190
	METALS & MINING 2.7%
	Royal Gold, Inc.	25,720	2,413,050
	Steel Dynamics, Inc.	32,062	2,274,799
			4,687,849
	MULTI-UTILITIES 1.7%
	Algonquin Power & Utilities Corp.	279,303	3,047,196

	OIL, GAS & CONSUMABLE FUELS 4.4%
	Devon Energy Corp.	80,524	4,841,908
	Diamondback Energy, Inc.	23,397	2,818,403
			7,660,311
	PHARMACEUTICALS 2.0%
*	Catalent, Inc.	48,906	3,538,838

	ROAD & RAIL 1.6%
	Old Dominion Freight Line, Inc.	11,523	2,866,577

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.5%
	MKS Instruments, Inc.	24,989	2,065,091
	Monolithic Power Systems, Inc.	11,230	4,080,982
			6,146,073
	SOFTWARE 8.3%
*	Digimarc Corp.	42,154	571,187
*	Fair Isaac Corp.	11,766	4,847,709
*	Five9, Inc.	19,910	1,492,852
*	Guidewire Software, Inc.	12,296	757,188
*	PTC, Inc.	38,385	4,015,071
*	Tyler Technologies, Inc.	8,408	2,921,780
			14,605,787
	TEXTILES, APPAREL & LUXURY GOODS 1.5%
	Columbia Sportswear Co.	39,742	2,674,637

	TRADING COMPANIES & DISTRIBUTORS 2.3%
	Watsco, Inc.	15,461	3,980,589
	Total Common Stocks (Cost: $103,890,110)		166,715,150

	Short-Term Investments 4.9%
	(percentage of net assets)
	MONEY MARKET FUNDS 4.9%
	First American Government Obligations Fund - Class X - 2.78% [a]	8,581,446	8,581,446
	Total Short-Term Investments (Cost: $8,581,446)		8,581,446

	Total Investments 100.1% (Cost: $112,471,556)		$175,296,596
	Liabilities, less cash and other assets (0.1)%		(138,351)
	Net Assets 100.0%		$175,158,245

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2022	Level 1	Level 2	Level 3	Total
RMB SMID Cap Fund
Assets
Common Stocks[1]	$166,715,150	$-	$-	$166,715,150
Short-Term Investments	8,581,446	-	-	8,581,446
Total Investments in Securities	$175,296,596	$-	$-	$175,296,596

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.